Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (19,170)	$ (7,784)	$ (139)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property, plant and equipment	4,993	3,926	3,639
Amortization of intangible assets	143	111	149
Amortization of right-of-use assets	1,457	1,173	1,183
Bad debt expense	150	2,794	1,508
Change in fair value of derivatives	(4,733)
Share-based compensation	125
Deferred income taxes	(4,286)	(2,585)	(1,876)
Changes in operating assets and liabilities:
Accounts receivable	(4,646)	(4,370)	3,289
Other receivables	(26,079)	(15,602)	315
Prepaid expenses and other current assets	(4,588)	9,929	(3,349)
Inventories	6,330	(9,825)	(11,681)
Other assets, noncurrent	(2,227)
Accounts payable	5,252	2,325	(4,045)
Lease liabilities	(776)	(1,531)	(353)
Other payables and liabilities	(9,514)	(4,609)	(122)
Net cash used in operating activities	(57,569)	(26,048)	(11,482)
Cash flows from investing activities:
Acquisition of businesses, net of cash acquired		(8,639)
Purchase of equity method investment		(385)
Advances to related parties		(511)
Purchases of property, plant, and equipment	(4,533)	(4,833)	(657)
Sales of property, plant, and equipment	765	488	236
Additions to intangible assets	(262)	(634)	(278)
Net cash used in investing activities	(4,030)	(14,514)	(699)
Cash flows from financing activities:
Cash acquired in merger and recapitalization	13,966
Proceeds from forward share purchase agreement	6,719
Proceeds from convertible bonds issued	11,000	500
Proceeds from exercise of warrants	446
Transaction costs	(3,104)
Stockholder loans	(100)	5,415
Borrowings on financial debt	193,013	163,993	108,301
Repayments on financial debt	(146,949)	(127,154)	(89,535)
Net cash provided by financing activities	74,991	42,754	18,766
Effect of exchange rate changes on cash and cash equivalents	(2,958)	(482)	(2,896)
Net increase in cash and cash equivalents	10,434	1,710	3,689
Cash and cash equivalents, beginning of year	14,393	12,683	8,994
Cash and cash equivalents, end of year	24,827	14,393	12,683
Non-cash investing and financing activities:
Forward share purchase agreements	4,685
Contingent consideration liability	1,308
Conversion of convertible bonds into ordinary shares	11,797
Consideration and accrued interest paid to selling stockholder in ordinary shares	12,398
Issuance of shares to stockholder to extinguish debt			119,996
Transfer of related party debt		1,339
Fixed assets contributed from related party		168
Consolidation of variable interest entities related to business acquisitions		7,608	446
Supplemental cash flow disclosures:
Interest paid	11,343	9,202	6,847
Net income taxes paid	$ 2,228	$ 2,495	$ 1,904